Time Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Deposits By Maturity [Abstract]
TimeDepositMaturitiesYearOne	$ 234,774,000
TimeDepositMaturitiesYearTwo	97,201,000
TimeDepositMaturitiesYearThree	38,204,000
TimeDepositMaturitiesYearFour	161,000
TimeDepositMaturitiesYearFive	13,000
TimeDeposits100000OrMoreAbstract
TimeDeposits100000OrMore	157,589,000	165,311,000
InterestExpenseTimeDeposits100000OrMore	$ 1,678,000	$ 2,737,000	$ 4,118,000